Condensed Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Cash	$ 539,796	$ 891,592	$ 7,732
Accounts receivable, less allowance for doubtful accounts of $10,718 and $0 respectively	21,955	2,897	6,033
Prepaid expenses and other current assets	66,355	59,486	32,183
Total current assets	628,106	953,975	45,948
Property and equipment - at cost, less accumulated depreciation and amortization	3,917	4,259	5,365
Investment in Equidam Holding B.V.	1,430	1,432	49,462
Total Assets	633,453	959,666	100,775
Current Liabilities
Accounts payable	171,292	138,495	50,703
Accrued expenses and other current liabilities	165,332	256,928	58,270
Deferred government grants	2,752	11,017	42,156
Current maturities of notes payable	41,603	41,657	126,812
Total current liabilities	380,979	448,097	277,941
Notes payable, less current maturities	237,662	237,973	267,547
Derivative liability - warrants	325,610	303,662	0
Total Liabilities	944,251	989,732	545,488
STOCKHOLDERS' DEFICIT
Preferred stock Authorized: $0.001 par value,10,000,000 shares authorized Issued and outstanding: nil preferred shares	0	0	0
Common stock Authorized: 290,000,000 common shares with a par value of $0.001 per share Issued and outstanding: 34,642,720, 34,268,736 and 26,733,356 respectively	34,642	34,268	26,733
Additional paid-in capital	2,182,708	2,041,052	335,655
Accumulated other comprehensive loss	(44,422)	(44,029)	(7,705)
Accumulated deficit	(2,413,630)	(2,001,760)	(771,580)
Equity Attributable to Symbid Corp. Stockholders	(240,702)	29,531	(416,897)
Noncontrolling interests	(70,096)	(59,597)	(27,816)
Total Equity	(310,798)	(30,066)	(444,713)
Total Liabilities and Equity	$ 633,453	$ 959,666	$ 100,775